Submission	Oct. 21, 2026
Submission [Line Items]
Central Index Key	0001724521
Registrant Name	Arcus Biosciences, Inc.
Registration File Number	333-293750
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES